Cover	Jun. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2026
Entity File Number	001-39625
Entity Registrant Name	CIPHER DIGITAL INC.
Entity Central Index Key	0001819989
Entity Tax Identification Number	85-1614529
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Vanderbilt Avenue
Entity Address, Address Line Two	Floor 54
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Local Phone Number	(Address of principal executive offices) (Zip Code)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false